COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Net revenues (including revenues from related parties of RMB41,765, RMB15,655 and nil for the years ended December 31, 2020, 2021, and 2022 respectively)	¥ 1,202,670	$ 174,371	¥ 720,768	¥ 415,514
Cost of revenues	(730,683)	(105,939)	(338,972)	(176,600)
Gross Profit	471,987	68,432	381,796	238,914
Operating expenses:
Sales and marketing expenses	(104,835)	(15,200)	(69,266)	(49,904)
General and administrative expenses	(201,007)	(29,143)	(236,713)	(76,553)
Research and development expenses	(555,179)	(80,493)	(368,435)	(229,653)
Other operating income, net	10,817	1,568	27,333	15,384
Total operating expenses	(850,204)	(123,268)	(647,081)	(340,726)
Loss from operations	(378,217)	(54,836)	(265,285)	(101,812)
Interest income	58,734	8,516	32,584	20,925
Foreign exchange (loss) gain, net	20,858	3,024	(13,275)	(25,696)
Other (loss) income, net	(2,161)	(313)	118	(828)
Net loss before income tax and share of loss in equity method investments	(300,786)	(43,609)	(245,858)	(107,411)
Income tax benefit	66	10	1,115	199
Share of loss in equity method investment	(45)	(7)	(84)	(4)
Net loss	(300,765)	(43,606)	(244,827)	(107,216)
Deemed dividend	(446,419)	(64,725)	(2,211,330)
Net loss attributable to ordinary shareholders of the Company	¥ (747,184)	$ (108,331)	¥ (2,456,157)	¥ (107,216)
Net loss per share:
Basic | (per share)	¥ (6.47)	$ (0.94)	¥ (23.39)	¥ (1.19)
Diluted | (per share)	¥ (6.47)	$ (0.94)	¥ (23.39)	¥ (1.19)
Weighted average shares used in calculating net loss per share:
Basic	115,534,593	115,534,593	104,987,478	89,895,471
Diluted	115,534,593	115,534,593	104,987,478	89,895,471
Net loss	¥ (300,765)	$ (43,606)	¥ (244,827)	¥ (107,216)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	(12,073)	(1,750)	9,083	(1,950)
Comprehensive loss	¥ (312,838)	$ (45,356)	¥ (235,744)	¥ (109,166)